BORROWINGS (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
BORROWINGS
Summary of components of debt

			June 30,	March 31,
(Dollars in millions)	Interest Rate	Maturity	2022	2022
Unsecured floating-rate term loan	2.24%*	November 2024	$500	$500
Commercial loan agreement	3.00%	July 2026	116	123
Unsecured senior notes due 2026	2.05%	October 2026	700	700
Unsecured senior notes due 2028	2.70%	October 2028	500	500
Unsecured senior notes due 2031	3.15%	October 2031	650	650
Unsecured senior notes due 2041	4.10%	October 2041	550	550
Finance lease obligations**	1.85%	2022-2027	204	219
			$3,219	$3,242
Less: Unamortized discount			5	5
Less: Unamortized debt issuance costs			14	15
Less: Current maturities of long-term debt			93	96
Total long-term debt			$3,107	$3,127

*Floating rate calculated as of June 30, 2022, using a rate equal to one-month U.S. dollar LIBOR plus 1.125%.

**Finance lease obligations presented using the weighted-average interest rate and calendar-year maturity dates.

			March 31,	December 31,
(Dollars in millions)	Interest Rate	Maturity	2022	2021
Unsecured floating-rate term loan	1.37%*	November, 2024	$500	$500
Commercial loan agreement	3.00%	July, 2026	123	129
Unsecured senior notes due 2026	2.05%	October, 2026	700	700
Unsecured senior notes due 2028	2.70%	October, 2028	500	500
Unsecured senior notes due 2031	3.15%	October, 2031	650	650
Unsecured senior notes due 2041	4.10%	October, 2041	550	550
Finance lease obligations **	1.79%	2022-2027	219	222
			$3,242	$3,251
Less: Unamortized discount			5	5
Less: Unamortized debt issuance costs			15	15
Less: Current maturities of long-term debt			96	103
Total long-term debt			$3,127	$3,128
*	Floating rate calculated as of March 31, 2022, using a rate equal to one-month U.S. dollar LIBOR plus 1.125%.
**	Finance lease obligations presented using the weighted-average interest rate and calendar-year maturity dates.

	Weighted-Average		December 31,
(Dollars in millions)	Interest Rate*	Maturities*	2021	2020
Long-term debt	2.7%	2024-2041	$3,029	$—
Finance lease obligations	1.4%	2022-2026	222	209
			$3,251	$209
Less: Unamortized discount			5	—
Less: Unamortized debt issuance costs			15	—
Less: Current maturities of long-term debt			103	69
Total			$3,128	$140
*	As of December 31, 2021.

Schedule of contractual obligations of long-term debt outstanding

Contractual obligations of long-term debt outstanding at June 30, 2022, exclusive of finance lease obligations, are as follows:

(Dollars in millions)*	Principal
Year ending March 31:
2023 (remaining nine months)	$20
2024	28
2025	529
2026	29
2027	710
Thereafter	1,700
Total	$3,016

Contractual obligations of long-term debt outstanding at March 31, 2022, exclusive of finance lease obligations, are as follows:

(Dollars in millions)*	Principal
Year ending March 31:
2023	$27
2024	28
2025	529
2026	29
2027	710
Thereafter	1,700
Total	$3,023

December 31,
(Dollars in millions)*	2021
2022	$103
2023	94
2024	572
2025	57
2026	726
Thereafter	1,700
Total	$3,251
*Contractual obligations approximate scheduled repayments.